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FPA Crescent Fund
FPA Crescent Fund

FPA Funds Trust

FPA Crescent Fund (FPACX)

Supplement dated March 13, 2020 to the

Prospectus dated April 30, 2019

This Supplement updates information regarding the contractual expense limit in the Prospectus for the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2019. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective April 1, 2020, the section titled “Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Crescent Fund FPA Crescent Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Crescent Fund FPA Crescent Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Dividend and Interest Expense on Short Sales	0.11%
Total Other Expenses	0.18%
Expense Reimbursement	0.02%	[1]
Total Annual Fund Operating Expenses	1.16%
[1]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses in excess of 1.05% of the average net assets of the Fund, excluding short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through April 30, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three years	Five years	Ten years
FPA Crescent Fund | FPA Crescent Fund | USD ($)	118	373	647	1,430

PLEASE RETAIN FOR FUTURE REFERENCE